Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2022
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2021 and 2022 consists of the following:

	Millions of yen
	2021	2022
Equity securities*	¥540,082	¥560,643
Trading debt securities	2,654	2,503
Available-for-sale debt securities	2,003,917	2,174,891
Held-to-maturity debt securities	113,790	114,312

Total	¥2,660,443	¥2,852,349

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥185,115 million as of March 31, 2021 and 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥ 90,650 million as of March 31, 2021 and 2022, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥4,940 million and ¥11,709 million as of March 31, 2021 and 2022, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2021 and 2022, and for fiscal 2021 and 2022.

	Millions of yen
	March 31, 2021			Fiscal Year ended March 31, 2021
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥47,460	¥(13,474)	¥350	¥(1,479)	¥232

	Millions of yen
	March 31, 2022			Fiscal Year ended March 31, 2022
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥58,723	¥(13,880)	¥401	¥(208)	¥163

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2021 and 2022 are as follows:
March 31, 2021

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥846,736	¥0	¥6,071	¥(31,649)	¥821,158
Japanese prefectural and foreign municipal bond securities	274,770	(120)	4,238	(2,612)	276,276
Corporate debt securities	742,862	0	10,125	(10,736)	742,251
CMBS and RMBS in the Americas	35,668	0	549	(1,760)	34,457
Other asset-backed securities and debt securities	126,731	0	4,308	(1,264)	129,775

	2,026,767	(120)	25,291	(48,021)	2,003,917

Held-to-maturity debt securities:
Japanese government bond securities and other	113,790	0	25,342	0	139,132

	¥2,140,557	¥(120)	¥50,633	¥(48,021)	¥2,143,049

March 31, 2022

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥905,004	¥0	¥5,178	¥(77,569)	¥832,613
Japanese prefectural and foreign municipal bond securities	333,449	(132)	2,482	(10,195)	325,604
Corporate debt securities	873,178	0	10,014	(33,632)	849,560
CMBS and RMBS in the Americas	29,349	0	112	(729)	28,732
Other asset-backed securities and debt securities	135,445	(21)	5,456	(2,498)	138,382

	2,276,425	(153)	23,242	(124,623)	2,174,891

Held-to-maturity debt securities:
Japanese government bond securities and other	114,312	0	21,129	0	135,441

	¥2,390,737	¥(153)	¥44,371	¥(124,623)	¥2,310,332

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and 2022, respectively:
March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	48,367	(519)	63,316	(2,213)	111,683	(2,732)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥759,583	¥(27,907)	¥523,512	¥(20,234)	¥1,283,095	¥(48,141)

March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:

Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	46,391	(3,818)	236,472	(10,327)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,543	(995)	37,432	(1,524)	103,975	(2,519)

	¥854,045	¥(43,059)	¥779,685	¥(81,717)	¥1,633,730	¥(124,776)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and 2022, respectively:
March 31, 2021

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥475,023	¥(21,472)	¥264,105	¥(10,177)	¥739,128	¥(31,649)
Japanese prefectural and foreign municipal bond securities	45,486	(399)	63,316	(2,213)	108,802	(2,612)
Corporate debt securities	231,552	(5,798)	141,559	(4,938)	373,111	(10,736)
CMBS and RMBS in the Americas	345	(6)	24,782	(1,754)	25,127	(1,760)
Other asset-backed securities and debt securities	4,296	(112)	29,750	(1,152)	34,046	(1,264)

	¥756,702	¥(27,787)	¥523,512	¥(20,234)	¥1,280,214	¥(48,021)

March 31, 2022

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥217,457	¥(16,117)	¥521,633	¥(61,452)	¥739,090	¥(77,569)
Japanese prefectural and foreign municipal bond securities	190,081	(6,509)	43,338	(3,686)	233,419	(10,195)
Corporate debt securities	373,506	(19,340)	156,687	(14,292)	530,193	(33,632)
CMBS and RMBS in the Americas	6,458	(98)	17,542	(631)	24,000	(729)
Other asset-backed securities and debt securities	66,489	(974)	37,432	(1,524)	103,921	(2,498)

	¥853,991	¥(43,038)	¥776,632	¥(81,585)	¥1,630,623	¥(124,623)

The number of investment securities that were in an unrealized loss position as of March 31, 2021 and 2022 were 638 and 963, respectively. The gross unrealized losses on these debt securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses
For
available-for-sale
debt securities held as of March 31, 2020, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for fiscal 2020 are as follows:

Millions of yen
2020
Beginning	¥2,102
Addition (Reduction) during the period	0

Ending	¥2,102

Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities
The following is a summary of the contractual maturities of
available-for-sale
debt securities and
held-to-maturity
debt securities held as of March 31, 2022:
Available-for-sale
debt securities held as of March 31, 2022

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥40,955	¥41,178
Due after one to five years	356,995	361,532
Due after five to ten years	477,735	472,733
Due after ten years	1,400,740	1,299,448

	¥2,276,425	¥2,174,891

Held-to-maturity
debt securities held as of March 31, 2022

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥17,281	¥19,775
Due after ten years	97,031	115,666

	¥114,312	¥135,441

Summary of rollforward of allowance for credit losses
The following table presents rollforwards of the allowance for credit losses for fiscal 2021 and 2022, respectively.

	Millions of yen
	Fiscal Year ended March 31, 2021
	Foreign municipal bond securities	Total
Beginning	¥0	¥0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded*	120	120

Ending	¥120	¥120

*	An increase from the effects of changes in foreign exchange rates of ¥3 million was included in additions to the allowance for credit losses on available-for-sale debt securities for fiscal 2021.

	Millions of yen
	Fiscal Year ended March 31, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥120	¥0	¥120
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	21	21
Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥132	¥21	¥153